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Growth/Value Fund        Shareholder Inquiries:
Aggressive Growth Fund    Forum Financial Corp.
Intermediate Bond Fund    P.O. Box 446
Kentucky Tax-Free Fund    Portland, Maine 04112
Money Market Fund         207-879-0001
                          800-811-8258

-----------------------------------------

                   April 11, 1997

Dear Shareholder:

We are pleased to present the report on the operations of the Trans Adviser Funds, Inc. during the semi-annual period ended February 28, 1997. This report covers the five Funds: Aggressive Growth, Growth/Value, Intermediate Bond, Kentucky Tax-Free, and Money Market Funds.

During the period, the stock market, as measured by the S&P 500 Index, rose 21.30%. Because the Index is weighted by the market capitalization of the issuers comprising the Index, the stock of the fifty largest issuers accounts for approximately 50% of the performance of the entire Index. Investments in popular index funds have supported the stock prices of this relatively small group of issuers, even though many observers have noted that it is primarily the prices of these companies' stocks that exceed normal valuation parameters. We are therefore pleased with the total return of 21.34% the Growth/Value Fund and 15.27% for the Aggressive Growth Fund, even though they did not surpass the S&P benchmark. In our view, by investing in quality companies with strong fundamentals such as low relative price-to-earnings ratios these Funds are poised to take advantage of economic data and company results that meet or exceed the market's current bearish expectations.

The bond market during the last six months has continued to exhibit yield and price volatility. During this period, the Trans Adviser Intermediate Bond Fund had a total return of 4.40%. By comparison, the Merrill Lynch Taxable Bond Index had a total return of 4.12%. The Kentucky Tax-Free Fund's return was 4.45% as compared to the 4.46% average total return of the funds in the Morningstar National Municipal Bond category. The Kentucky Tax-Free Fund has also maintained a relatively stable net asset value despite the movement in interest rates during this period. On the whole, we continue to believe that superior returns in the bond markets can be achieved through an actively-managed relative value approach that seeks out inefficiencies in the market.

During this period, investments in the Money Market Fund grew to over $100 million. The Fund continues to offer a highly diversified and convenient vehicle for cash management.

We take great pride in the accomplishments of the Trans Adviser Funds during their first eighteen months of operations. The Funds' continued growth has confirmed our original vision that there is a broad-based appeal for funds managed locally that employ our investment style and experience. We are confident that the Funds will enjoy continued growth as word of our investment approach and capabilities spreads to a broader network of investors.

If you have any questions or would like additional information about the Trans Adviser Funds, please call 800-811-8258. Thank you once again for choosing to invest with the Trans Adviser Funds.

                               THOMAS A. TRANTUM

THOMAS A. TRANTUM
President

GROWTH/VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ---------------------------------  -------------
COMMON STOCKS (98.8%)
AMUSEMENT & RECREATION SERVICES (1.7%)
    10,000  Promus Hotel Corp.(a)............  $     353,751
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.9%)
     7,500  Autozone, Inc.(a)................        185,625
                                               -------------
BUSINESS SERVICES (8.0%)
    20,000  ADT Ltd.(a)......................        435,000
    15,000  Oracle Systems Corp.(a)..........        588,750
    20,000  Sun Microsystems, Inc.(a)........        617,500
                                               -------------
                                                   1,641,250
                                               -------------
CHEMICALS & ALLIED PRODUCTS (8.9%)
     4,000  Bristol-Myers Squibb Co. ........        522,000
     6,000  Merck & Co., Inc. ...............        552,000
    10,000  Schering-Plough Corp. ...........        766,250
                                               -------------
                                                   1,840,250
                                               -------------
DEPOSITORY INSTITUTIONS (7.8%)
    12,000  Carolina First Corp. ............        213,000
     5,000  Chase Manhattan Corp. ...........        500,625
    22,500  MBNA Corp. ......................        720,000
     4,000  Union Planters Corp. ............        179,000
                                               -------------
                                                   1,612,625
                                               -------------
EATING & DRINKING PLACES (2.1%)
    10,000  Host Marriott Corp.(a)...........        180,000
     4,000  Quality Dining, Inc.(a)..........         46,500
    25,000  Shoney's, Inc.(a)................        206,250
                                               -------------
                                                     432,750
                                               -------------
ELECTRIC, GAS, & SANITARY SERVICES (2.2%)
    10,000  Sonat, Inc. .....................        460,000
                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT (2.0%)
     5,000  Novellus Systems, Inc.(a)........        408,750
                                               -------------
FOOD STORES (1.9%)
     7,500  Kroger Co.(a)....................        397,500
                                               -------------
GENERAL MERCHANDISE STORES (1.6%)
     6,000  Sears Roebuck and Co. ...........        325,500
                                               -------------
HEALTH SERVICES (9.3%)
    20,000  Beverly Enterprises, Inc.(a).....        287,500
     5,000  Health Management Associates,
              Inc.(a)........................        132,500
     2,345  Healthsouth Rehabilitation
              Corp.(a).......................         94,386

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ---------------------------------  -------------
HEALTH SERVICES, CONTINUED
    10,000  Living Centers of America,
              Inc.(a)........................  $     318,750
     5,000  Quorum Health Group, Inc.(a).....        156,875
    15,000  Tenet Healthcare Corp.(a)........        406,875
    15,000  Vencor, Inc.(a)..................        519,375
                                               -------------
                                                   1,916,261
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
  (13.2%)
     7,500  Baker Hughes, Inc. ..............        266,250
     6,000  IBM Corp. .......................        862,500
    13,000  Lam Research Corp.(a)............        495,625
    10,000  Qlogic Corp.(a)..................        202,500
    15,000  Western Digital Corp.(a).........        885,000
                                               -------------
                                                   2,711,875
                                               -------------
INSURANCE CARRIERS (3.9%)
     5,000  Ace, Ltd. .......................        325,000
     4,000  American International Group,
              Inc. ..........................        484,000
                                               -------------
                                                     809,000
                                               -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (4.4%)
    10,000  Baxter International, Inc. ......        460,000
     7,500  Input/Output Inc.(a).............        160,312
    10,000  Tech-Sym Corp.(a)................        295,000
                                               -------------
                                                     915,312
                                               -------------
MISCELLANEOUS RETAIL (3.3%)
    10,000  CVS Corp. .......................        462,500
     6,000  Friedman's, Inc. Class A(a)......         90,750
    10,000  OfficeMax, Inc.(a)...............        120,000
                                               -------------
                                                     673,250
                                               -------------
MOTION PICTURES (0.5%)
     1,500  The Walt Disney Co. .............        111,375
                                               -------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.9%)
    12,500  Capital One Financial Corp. .....        496,875
    10,000  Olympic Financial, Ltd.(a).......        110,000
                                               -------------
                                                     606,875
                                               -------------
OIL & GAS EXTRACTION (6.4%)
    12,000  Nuevo Energy Co.(a)..............        498,000
     6,500  Pride Petroleum Services,
              Inc.(a)........................        108,875
     4,000  Schlumberger, Ltd. ..............        402,500
     5,000  Seagull Energy Corp.(a)..........         91,875

See Notes to Schedule of Investments.  2               TRANS ADVISER FUNDS, INC.

GROWTH/VALUE FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ---------------------------------  -------------
OIL & GAS EXTRACTION, CONTINUED
    10,000  Stone Energy Corp.(a)............  $     220,000
                                               -------------
                                                   1,321,250
                                               -------------
PHARMECEUTICAL PREPARATIONS (4.0%)
     8,000  American Home Products Corp. ....        512,000
     5,000  Teva Pharmaceutical ADR..........        309,062
                                               -------------
                                                     821,062
                                               -------------
PROFESSIONAL SERVICES (0.9%)
    10,000  SCB Computer Technology,
              Inc.(a)........................        180,000
                                               -------------
WATER TRANSPORTATION (2.1%)
    10,000  Tidewater, Inc. .................        430,000
                                               -------------
WHOLESALE TRADE--DURABLE GOODS (7.2%)
     6,000  Arrow Electronics Inc.(a)........        336,750
     4,000  Avnet, Inc. .....................        250,000
     5,000  Lockheed Martin Corp. ...........        442,500
                        SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ---------------------------------  -------------
WHOLESALE TRADE--DURABLE GOODS, CONTINUED
    15,000  Sybron International Corp.-
              Wisconsin(a)...................  $     446,250
                                               -------------
                                                   1,475,500
                                               -------------
WHOLESALE TRADE--NONDURABLE GOODS (3.6%)
    10,000  AmeriSource Health Corp. ........        503,750
     5,000  Safeway, Inc.(a).................        240,625
                                               -------------
                                                     744,375
                                               -------------
Total Common Stocks
(cost $16,904,586)...........................     20,374,136
                                               -------------
SHORT-TERM HOLDINGS (1.2%)
   254,744  Forum Daily Assets Treasury Fund
              (cost $254,744)................        254,744
                                               -------------
Total Investments (100.0%)
  (cost $17,159,330)(c)......................  $  20,628,880
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  3               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ----------------------------------  ------------
COMMON STOCKS (95.7%)
AMUSEMENT & RECREATION SERVICES (1.9%)
     5,000  Promus Hotel Corp.(a).............  $    176,875
                                                ------------
BUSINESS SERVICES (7.8%)
    10,000  ADT Ltd.(a).......................       217,500
     7,500  Oracle Systems Corp.(a)...........       294,375
     7,000  Sun Microsystems, Inc.(a).........       216,125
                                                ------------
                                                     728,000
                                                ------------
DEPOSITORY INSTITUTIONS (2.3%)
    12,000  Carolina First Corp. .............       213,000
                                                ------------
EATING & DRINKING PLACES (2.5%)
     6,000  Quality Dining, Inc.(a)...........        69,750
    20,000  Shoney's, Inc.(a).................       165,000
                                                ------------
                                                     234,750
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT (6.1%)
     4,000  Novellus Systems, Inc.(a).........       327,000
    15,000  Symmetricom, Inc.(a)..............       241,875
                                                ------------
                                                     568,875
                                                ------------
FOOD STORES (3.7%)
     3,500  Kroger Co.(a).....................       185,500
    10,000  Ruddick Corp. ....................       160,000
                                                ------------
                                                     345,500
                                                ------------
GENERAL MERCHANDISE STORES (0.9%)
     2,500  Consolidated Stores Corp.(a)......        87,812
                                                ------------
HEALTH SERVICES (15.7%)
     5,000  Health Management Associates,
              Inc.(a).........................       132,500
     5,000  HealthCare COMPARE Corp.(a).......       213,438
     7,500  Living Centers of America,
              Inc.(a).........................       239,063
    15,000  NABI, Inc.(a).....................       144,375
    15,000  Paracelsus Healthcare Corp.(a)....        71,250
     2,000  Quorum Health Group, Inc.(a)......        62,750
    10,000  Tenet Healthcare Corp.(a).........       271,251
    10,000  Vencor, Inc.(a)...................       346,250
                                                ------------
                                                   1,480,877
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (0.6%)
     5,000  Movie Gallery, Inc.(a)............        53,750
                                                ------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ----------------------------------  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
  (17.1%)
    10,000  Lam Research Corp.(a).............  $    381,250
    10,000  Qlogic Corp.(a)...................       202,500
    15,000  Smart Modular Technologies(a).....       436,875
    10,000  Western Digital Corp.(a)..........       590,000
                                                ------------
                                                   1,610,625
                                                ------------
INDUSTRY ELECTRONICS & ELECTRICAL EQUIPMENT (2.5%)
    12,000  Semtech Corp.(a)..................       238,500
                                                ------------
INSURANCE CARRIERS (2.8%)
     4,000  Ace, Ltd. ........................       260,000
                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.9%)
     6,000  Tech-Sym Corp.(a).................       177,000
                                                ------------
MISCELLANEOUS RETAIL (2.2%)
     2,500  CVS Corp. ........................       115,625
     6,000  Friedman's, Inc. Class A(a).......        90,750
                                                ------------
                                                     206,375
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (3.7%)
     6,000  Capital One Financial Corp. ......       238,500
    10,000  Olympic Financial, Ltd.(a)........       110,000
                                                ------------
                                                     348,500
                                                ------------
OIL & GAS EXTRACTION (11.8%)
    12,500  GeoScience Corp.(a)...............       162,500
     9,000  Nuevo Energy Co.(a)...............       373,500
    15,000  Pride Petroleum Services,
              Inc.(a).........................       251,250
     5,000  Seagull Energy Corp.(a)...........        91,875
     5,000  St. Mary Land & Exploration
              Co. ............................       121,875
     5,000  Stone Energy Corp.(a).............       110,000
                                                ------------
                                                   1,111,000
                                                ------------
PROFESSIONAL SERVICES (2.1%)
    11,000  SCB Computer Technology,
              Inc.(a).........................       198,000
                                                ------------
TRANSPORTATION SERVICES (1.8%)
    10,000  Simon Transportation
              Services(a).....................       170,000
                                                ------------
WATER TRANSPORTATION (2.7%)
     6,000  Tidewater, Inc. ..................       258,000
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (1.6%)
     5,000  Sybron International Corp.-
              Wisconsin(a)....................       148,750
                                                ------------

See Notes to Schedule of Investments.  4               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
----------  ----------------------------------  ------------
WHOLESALE TRADE-NONDURABLE GOODS (4.0%)
     7,500  AmeriSource Health Corp.(a).......  $    377,812
                                                ------------
Total Common Stocks (cost $7,716,134).........     8,994,001
                                                ------------
SHORT-TERM HOLDINGS (4.3%)
   399,257  Forum Daily Assets Treasury Fund
              (cost $399,257).................       399,257
                                                ------------
Total Investments (100.0%)
  (cost $8,115,391)(c)........................  $  9,393,258
                                                ------------
                                                ------------

See Notes to Schedule of Investments.  5               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
ASSET BACKED SECURITIES (0.6%)
$     90,434  SBA, Series 87-A, 8.45%, due
                1/1/07 (cost $93,599)........  $      92,490
                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.7%)
     260,070  FHLMC, Series 1072, Class G,
                7.00%, due 5/15/06...........        261,833
     800,000  FHLMC, Series 1720, Class E,
                7.50%, due 12/15/09..........        809,438
                                               -------------
Total Collateralized Mortgage Obligations
  (cost $1,088,246)..........................      1,071,271
                                               -------------
CORPORATE BONDS (52.4%)
     686,000  Alabama Power, 8.30%, due
                7/1/22.......................        694,923
     100,000  Anheuser Busch Cos., 7.00%, due
                5/30/00......................        100,211
     400,000  Anheuser Busch Cos., 7.00%, due
                9/1/05.......................        399,210
     278,000  Anheuser Busch Cos., 8.75%, due
                12/1/99......................        293,062
     169,000  Associates Corp. of North
                America, 6.00%, due
                3/15/00......................        166,307
      50,000  Berkley W.R. Corp., 9.875%, due
                5/15/08......................         58,974
     250,000  British Petroleum America,
                Inc., 6.50%, due 12/15/99....        248,942
     215,000  Chase Manhatten Corp., 8.00%,
                due 5/15/04..................        219,689
     140,000  Commonwealth Edison Co., 9.50%,
                due 5/1/16...................        146,709
     150,000  Consumers Power, 6.875%, due
                5/1/98.......................        150,133
     191,000  Dayton Hudson Corp., 9.875%,
                due 6/17/97..................        202,411
     150,000  Deere & Co., 8.95%, due
                6/15/19......................        164,844
     160,000  Florida Power & Light Co.,
                8.00%, due 8/25/22...........        160,673
     100,000  Ford Motor Credit Co., 5.83%,
                due 6/29/98..................         99,591
     172,000  Ford Motor Credit Co., 6.85%,
                due 8/15/00..................        173,301

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE BONDS, CONTINUED
$    160,000  Ford Motor Credit Co., 7.50%,
                due 1/15/03..................  $     164,229
     160,000  GTE of Southeast Corp., 8.00%,
                due 12/1/01..................        161,924
     130,000  General Electric Capital Corp.,
                6.66%, due 5/1/18............        130,240
      69,000  Georgia Power Co., First
                Mortgage Bonds, 7.95%, due
                2/1/23.......................         69,401
     250,000  Greyhound Financial Corp.,
                7.82%, due 1/27/03...........        258,036
     250,000  IBM Credit Corp., 6.20%, due
                3/19/01......................        245,254
     300,000  Inco, Ltd., 9.60%, due
                6/15/22......................        327,139
     120,000  Jersey Central Power & Light
                Co., 9.20%, due 7/1/21.......        131,171
      46,000  Kaiser Permanente, 9.55%, due
                7/15/05......................         53,336
      56,000  Kraft, Inc., 8.50%, due
                2/15/17......................         58,367
     200,000  Michigan Bell Telephone Co.,
                6.375%, due 2/1/05...........        193,489
     175,000  Pacific Gas & Electric Co.,
                6.625%, due 6/1/00...........        173,491
     439,000  Pennsylvania Power & Light Co.,
                9.25%, due 10/1/19...........        477,390
     165,000  Questar Pipeline, 9.375%, due
                6/1/21.......................        184,082
      70,000  Rohm & Haas Co., 9.80%, due
                4/15/20......................         84,824
     675,000  Shopko Stores, 9.25%, due
                3/15/22......................        650,830
     200,000  Southern California Edison,
                7.375%, due 12/15/03.........        200,864
      85,000  Southwestern Public Service
                Co., 8.20%, due 12/1/22......         89,562
      40,000  Super Value Store, 8.875%, due
                4/1/16.......................         40,631
     192,000  TJX Cos. Inc., 9.50%, due
                5/1/16.......................        195,740
     250,000  Trans Financial Bancorp, 7.25%,
                due 9/15/03..................        242,072
      68,000  U.S. Leasing Int'l, 6.625%, due
                5/15/03......................         66,858

See Notes to Schedule of Investments.  6               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE BONDS, CONTINUED
$    130,000  Union Electric Co., 8.00%, due
                12/15/22.....................  $     133,404
     500,000  Union Oil of California Corp.,
                6.70%, due 10/15/07..........        480,406
     200,000  V.F. Corp., 7.60%, due 4/1/04..        204,744
      65,000  Wisconsin Electric Power,
                7.75%, due 1/15/23...........         65,473
                                               -------------
Total Corporate Bonds
  (cost $8,515,941)..........................      8,361,937
                                               -------------
GOVERNMENT AGENCY NOTES (6.2%)
     500,000  FHLB, 6.62%, due 12/6/00.......        497,854
     150,000  FNMA, 6.17%, due 12/2/03.......        144,653
     265,000  TVA, 6.875%, due 1/15/02.......        266,217
      50,000  TVA, 6.875%, due 8/1/02........         50,132
      30,000  TVA, 8.05%, due 7/15/24........         29,844
                                               -------------
Government Agency Notes
  (cost $998,362)............................        988,700
                                               -------------
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
REPURCHASE AGREEMENTS (12.2%)
$  1,955,394  The First Boston Corp., 5.38%,
                due 3/3/97, to be repurchased
                at $1,955,686 (cost
                $1,955,394)(d)...............  $   1,955,394
                                               -------------
TREASURY NOTES (21.9%)
   3,500,000  U.S. Treasury Notes, 6.50%, due
                8/15/05 (cost $3,553,437)....      3,490,151
                                               -------------
SHORT-TERM HOLDINGS (0.0%)
       5,006  1784 U.S. Treasury Money Market
                Fund (cost $5,006)...........          5,006
                                               -------------
Total Investments (100.0%)
  (cost $16,209,985)(c)......................  $  15,964,949
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  7               TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
MUNICIPAL BONDS (96.0%)
AIRPORT REVENUE (0.5%)
$     50,000  Lexington-Fayette Urban County
                Airport Corp., KY, First
                Mortgage Revenue Bonds,
                7.75%, due 4/1/08............  $      53,562
                                               -------------
ECONOMIC DEVELOPMENT REVENUE (11.5%)
     100,000  Covington, KY, Municipal
                Properties Corp. Revenue
                Bonds, Series A, 8.25%, due
                8/1/10, prerefunded 8/1/98 at
                103..........................        108,750
     455,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #51, escrowed
                to maturity, 6.30%, due
                8/1/01.......................        487,418
      70,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #32, 6.50%,
                due 12/1/99..................         73,762
     200,000  Kentucky State Turnpike
                Authority, Economic
                Development Revenue Bonds,
                7.25%, due 5/15/10,
                prerefunded 5/15/00 at
                101.50.......................        220,000
     425,000  Kentucky State Turnpike
                Authority Economic
                Development Revenue Bonds,
                Revitalization Projects,
                escrowed to maturity, 7.00%,
                due 5/15/99..................        450,500
                                               -------------
                                                   1,340,430
                                               -------------
EDUCATION FACILITIES REVENUE (18.9%)
     200,000  Hopkins County, KY, School
                District Finance Corp.,
                School Building Revenue
                Bonds, 5.70%, due 6/1/06.....        209,250
     495,000  Jefferson County, KY, School
                District Finance Corp.,
                School Building Revenue
                Bonds, Series A, 4.875%, due
                1/1/11.......................        464,062

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
EDUCATION FACILITIES REVENUE, CONTINUED
$    750,000  Jefferson County, KY, School
                District Finance Corp. School
                Building Revenue Bonds,
                Series A, MBIA insured,
                5.00%, due 2/1/07............  $     753,750
     475,000  Kentucky Higher Education
                Student Loan Corp., Insured
                Student Loan Revenue Bonds,
                Series B, 6.40%, due
                6/1/00.......................        499,937
      70,000  Lexington-Fayette Urban County
                Government, KY, School
                Buildings Revenue Bonds,
                6.80%, due 10/1/01...........         76,563
     200,000  University of Louisville, KY,
                Revenue Bonds, Series H,
                5.875%, due 5/1/12...........        206,000
                                               -------------
                                                   2,209,562
                                               -------------
GENERAL OBLIGATIONS--BOND BANK (2.5%)
     305,000  Fern Creek, KY, Fire Protection
                District, Holding Co., Inc.,
                Revenue Bonds, Fire Station
                #2, 5.75%, due 1/15/14.......        295,850
                                               -------------
HEALTH CARE REVENUE (10.6%)
   1,225,000  Kentucky Economic Development
                Finance Authority, Hospital
                Facilities Revenue Bonds,
                Society National Bank LOC,
                5.75%, due 11/1/05...........      1,241,844
                                               -------------
HOUSING REVENUE (9.0%)
     725,000  Boone County, KY, Public
                Properties Corp. Revenue
                Bonds, Sewer System Lease,
                5.15%, due 12/1/12...........        695,094
     270,000  Greater Kentucky Housing
                Assistance Corp., Mortgage
                Revenue Bonds, FHA/Section 8
                Assisted Project, Series A,
                MBIA/ FHA insured, 6.25%, due
                7/1/22.......................        272,364

See Notes to Schedule of Investments.  8               TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
HOUSING REVENUE, CONTINUED
$    100,000  Jefferson County, KY, Capital
                Projects Corp. Revenue Bonds,
                0.00% (5.75% effective
                yield), due 8/15/99..........  $      89,375
                                               -------------
                                                   1,056,833
                                               -------------
INDUSTRIAL DEVELOPMENT REVENUE (6.4%)
     750,000  Clark County, KY, Industrial
                Building Revenue Bonds,
                Southern Wood Project, 7.00%,
                due 12/1/08..................        753,750
                                               -------------
LEASING REVENUE (5.4%)
     490,000  Jefferson County, KY, Capital
                Projects Corp. Revenue Bonds,
                5.65%, due 8/15/03...........        517,563
     100,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #52, 6.50%,
                due 8/1/11, Prerefunded
                8/1/01 at 102................        110,000
                                               -------------
                                                     627,563
                                               -------------
OTHER REVENUE (1.2%)
     120,000  Puerto Rico Public Buildings
                Authority Guaranteed Revenue
                Bonds, Series K, 6.875%, due
                7/1/21, prerefunded 7/1/02 at
                101.50.......................        135,750
                                               -------------
POLLUTION CONTROL REVENUE (19.8%)
     450,000  Ashland, KY, PCR Bonds, Ashland
                Oil, 7.375%, due 7/1/09......        486,000
     295,000  Ashland, KY, Solid Waste
                Revenue Bonds, Ashland Oil,
                Inc., Project, 7.20%, due
                10/1/20......................        314,913
     235,000  Jefferson County, KY, PCR
                Bonds, Louisville Gas &
                Electric Co. Project A,
                7.45%, due 6/15/15...........        256,150
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------  -------------
POLLUTION CONTROL REVENUE, CONTINUED
$    100,000  Kentucky State Pollution
                Abatement & Water Reserve
                Finance Authority Revenue
                Bonds, Series A, escrowed to
                maturity, 7.40%, due
                8/1/02.......................  $     113,750
      50,000  Louisville & Jefferson County,
                KY, Metropolitan Sewer
                District, Sewer & Drain
                System Revenue Bonds Series
                A, AMBAC insured, 6.50%, due
                5/15/00......................         53,250
     385,000  Trimble County, KY, PCR Bonds,
                7.625%, due 11/1/20,
                Prerefunded 11/1/00 at 102...        431,681
     600,000  Trimble County, KY, PCR Bonds,
                Series A, 7.625%, due
                11/1/20......................        662,250
                                               -------------
                                                   2,317,994
                                               -------------
RESOURCE RECOVERY REVENUE (2.4%)
     275,000  Kentucky State Turnpike
                Authority Resource Recovery
                Road Revenue, 6.00%, due
                7/1/09.......................        275,770
                                               -------------
TRANSPORTATION REVENUE (5.9%)
     655,000  Kentucky State Turnpike
                Authority Resource Recovery
                Revenue Bonds, escrowed to
                maturity, 6.125%, due
                7/1/07.......................        691,844
                                               -------------
UTILITIES REVENUE (1.9%)
     200,000  Owensboro, KY, Electric Light &
                Power Revenue Bonds, Series
                A, 10.25%, due 1/1/09,
                prerefunded 1/1/00 at 102....        228,500
                                               -------------
Total Municipal Bonds
  (cost $11,188,810).........................     11,229,252
                                               -------------
SHORT TERM-HOLDINGS (4.0%)
     466,600  1784 Tax Free Money Market Fund
                (cost $466,600)..............        466,600
                                               -------------
Total Investments (100.0%)
  (cost $11,655,410)(c)......................  $  11,695,852
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  9               TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
ASSET BACKED SECURITIES (0.2%)
$    226,593  FHLMC, 7.00%, due 4/1/97.......  $     226,698
                                               -------------
DISCOUNT NOTES (20.4%)
   4,376,000  FHLMC, 5.30% yield, due
                3/3/97.......................      4,376,000
   6,000,000  FHLMC, 5.28% yield, due
                3/19/97......................      5,986,155
   6,700,000  FNMA, 5.31% yield, due
                3/3/97.......................      6,700,000
   3,000,000  FNMA, 5.31% yield, due
                3/4/97.......................      2,999,564
                                               -------------
Total Discount Notes.........................     20,061,719
                                               -------------
GOVERNMENT AGENCY NOTES (0.8%)
     200,000  FHLB, 6.99%, due 4/25/97.......        200,398
     100,000  FHLB, 4.80%, due 7/24/97.......         99,476
     500,000  FNMA, 6.84%, due 10/3/97.......        503,289
                                               -------------
Total Government Agency Notes................        803,163
                                               -------------
CORPORATE NOTES (58.3%)
     500,000  Alcan Aluminum, 6.375%, due
                9/1/97.......................        500,717
     100,000  Allied Corp., 0.00% (5.95%
                effective yield), due
                8/1/97.......................         97,605
   1,373,000  American Express Credit Corp.,
                7.75%, due 3/1/97............      1,373,000
     140,000  American General Finance Corp.,
                5.80%, due 4/1/97............        140,000
      75,000  American General Finance Corp.,
                7.15%, due 5/15/97...........         75,164
      80,000  American General Finance Corp.,
                7.70%, due 11/15/97..........         80,941
     703,000  American Home Products Corp.,
                6.875%, due 4/15/97..........        703,886
     125,000  Associates Corp. of North
                America, 9.70%, due 5/1/97...        125,749
   1,005,000  Associates Corp. of North
                America, 8.625%, due
                6/15/97......................      1,011,880
      15,000  Associates Corp. of North
                America, 6.75%, due
                7/15/97......................         15,050
      30,000  Associates Corp. of North
                America, 6.75%, due
                7/15/97......................         30,080

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$  1,470,000  Associates Corp. of North
                America, 5.875%, due
                8/15/97......................  $   1,470,594
     750,000  Associates Corp. of North
                America, 7.75%, due
                11/1/97......................        758,588
     110,000  Associates Corp. of North
                America, 6.625%, due
                11/15/97.....................        110,504
      70,000  B.P. America, 9.50%, due
                1/1/98.......................         71,912
      75,000  Bank of Boston, 9.50%, due
                8/15/97......................         76,174
     187,000  BankAmerica Corp., 6.00%, due
                7/15/97......................        186,999
     175,000  Baxter International, Inc.,
                7.50%, due 5/1/97............        175,416
      90,000  Bell Atlantic Financial,
                6.625%, due 11/30/97.........         90,359
     600,000  Beneficial Corp., 6.79%, due
                11/20/97.....................        604,556
     240,000  British Petroleum America,
                Inc., 8.875%, due 12/1/97....        245,010
     485,000  Brunswick Corp., 8.125%, due
                4/1/97.......................        485,791
     164,000  CIT Group Holdings, Inc.,
                8.75%, due 7/1/97............        165,362
   2,000,000  CSX Transportation, Inc., 5.93
                %, due 6/1/97................      1,999,915
      55,000  Campbell Soup Co., 9.00%, due
                11/1/97......................         56,084
     100,000  Carolina Power & Light Co.,
                6.375%, due 10/1/97..........        100,000
     159,000  Coca-Cola Enterprises Inc.,
                6.50%, due 11/15/97..........        159,539
     500,000  Commercial Credit Co., 8.125%,
                3/1/97.......................        500,000
     500,000  Conagra Inc., 9.75%, due
                11/1/97......................        512,573
     125,000  Consolidated Edison, 5.30%, due
                8/1/97.......................        124,699
     100,000  Discover Credit, 7.98%, due
                4/7/97.......................        100,173
     430,000  Dow Capital, 5.75%, due
                9/15/97......................        429,098

See Notes to Schedule of Investments.  10              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    250,000  Dupont Corp., 8.65%, due
                12/1/97......................  $     255,222
     200,000  Eastman Kodak Co., 8.55%, due
                5/1/97.......................        200,866
     205,000  Exxon Capital Corp., 7.875%,
                due 8/15/97..................        206,496
      60,000  First Interstate Bancorp,
                12.75%, due 5/1/97...........         60,632
   1,682,000  Ford Holdings Inc., 9.25%, due
                7/15/97......................      1,701,846
     250,000  Ford Motor Co., 5.30%, due
                7/1/97.......................        249,408
     125,000  Ford Motor Credit Co., 5.625%,
                due 3/3/97...................        125,000
     357,000  Ford Motor Credit Co., 6.80%,
                due 8/15/97..................        358,204
     150,000  Ford Motor Credit Co., 7.125%,
                due 12/1/97..................        151,216
      77,000  Ford Motor Credit Co., 8.00%,
                due 12/1/97..................         78,101
   1,379,000  GMAC, 7.75%, due 4/15/97.......      1,382,185
     220,000  GMAC, 8.375%, due 5/1/97.......        220,882
      75,000  GMAC, 6.40%, due 7/30/97.......         75,016
      75,000  GMAC, 7.00%, due 8/15/97.......         75,320
   1,400,000  GMAC, 6.25%, due 9/12/97.......      1,405,076
   1,000,000  GMAC, 7.85%, due 11/17/97......      1,014,921
      20,000  GTE California, 6.25%, due
                1/15/98......................         20,000
     750,000  GTE North, Inc., 6.25%, due
                7/1/97.......................        750,528
      80,000  GTE South, Inc., 6.25%, due
                11/15/97.....................         80,067
      30,000  General Electric Capital,
                8.00%, due 1/15/98...........         30,525
     369,000  Golden West Financial Corp.,
                10.25%, due 5/15/97..........        372,192
   2,100,000  Greyhound Financial Corp.,
                8.25%, due 3/11/97...........      2,101,197
     700,000  H.F. Ahmanson & Co., 6.00%, due
                4/1/97.......................        700,000
      78,000  Heinz (H.J.) Co., 5.50%, due
                9/15/97......................         77,833
   4,010,000  Heller Financial, 7.75%, due
                5/15/97......................      4,026,170
     965,000  Hospital Corp. of America,
                9.00%, due 3/15/97...........        965,907
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$     85,000  Household Finance Co., 7.75%,
                due 6/15/97..................  $      85,434
     375,000  IBM Corp., 6.375%, due
                11/1/97......................        376,087
     100,000  IBM Credit Corp., 5.54%, due
                8/18/97......................         99,812
      50,000  Interamerican Development Bank,
                9.50%, due 10/15/97..........         51,051
     325,000  International Lease Finance,
                5.50%, due 4/1/97............        324,848
     655,000  International Lease Finance,
                6.50%, due 7/15/97...........        656,991
     250,000  International Lease Finance,
                6.75%, due 8/1/97............        250,901
     500,000  Iowa, Illinois Gas & Electric
                Co., 5.875%, due 7/15/97.....        500,000
     160,000  John Deere Capital, 7.20%, due
                5/15/97......................        160,395
   4,020,000  Kellogg Co., 5.90%, due
                7/15/97......................      4,024,995
      60,000  Kimberly-Clark Corp., 9.125%,
                due 6/1/97...................         60,470
     480,000  Lehman Brothers, Inc., 7.375%,
                due 8/15/97..................        483,534
     376,000  Lehman Brothers Holdings, Inc.,
                8.375%, due 4/1/97...........        376,733
     760,000  Lehman Brothers Holdings, Inc.,
                7.625%, due 6/15/97..........        763,745
   2,066,000  MGM Grand Hotels Financial
                Corp., Defeased, 11.75%, due
                5/1/97.......................      2,124,746
     871,000  MGM Grand Hotels Financial
                Corp., Defeased, 12.00%, due
                5/1/02(b)....................        925,377
   2,982,000  Marine Midland Banks, Inc.,
                8.625%, due 3/1/97...........      2,982,000
     285,000  Maytag Corp., 8.875%, due
                7/1/97.......................        287,373
     100,000  Monongahela Power, 6.50%, due
                8/1/97.......................        100,026
     125,000  Morgan Stanley Group, 5.65%,
                due 6/15/97..................        125,014
   1,265,000  National Rural Utilities Corp.,
                9.50%, due 5/15/97...........      1,273,487

See Notes to Schedule of Investments.  11              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    390,000  New York Telephone Co., 4.625%,
                due 10/1/97..................  $     387,017
     275,000  Norwest Corp., 7.70%, due
                11/15/97.....................        278,426
     130,000  Norwest Financial Inc., 6.00%,
                due 8/15/97..................        129,859
      65,000  Norwest Financial Inc., 6.50%,
                due 11/15/97.................         65,239
     100,000  Paccar Financial Corp., 5.12%,
                due 3/10/97..................         99,984
     183,000  Pacific, Gas, & Electric Co.,
                4.625%, due 6/1/97...........        182,443
     230,000  PepsiCo, Inc., 6.875%, due
                5/15/97......................        230,442
   1,513,000  Philip Morris Cos., Inc.,
                7.50%, due 3/15/97...........      1,513,729
     300,000  Philip Morris Cos., Inc.,
                9.75%, due 5/1/97............        301,765
     590,000  Philip Morris Cos., Inc.,
                8.75%, due 6/15/97...........        594,305
      30,000  Philip Morris Cos., Inc.,
                9.35%, due 11/21/97..........         30,726
     485,000  Philip Morris Cos. Inc., 9.25%,
                due 12/1/97..................        496,301
      45,000  Philip Morris Cos., Inc.,
                6.375%, due 1/15/98..........         45,137
     190,000  Procter & Gamble Co., 6.85%,
                due 6/1/97...................        190,375
      50,000  Province of Ontario Global
                Bond, 5.70%, due 10/1/97.....         49,941
     360,000  Public Service Electric & Gas
                Co., 6.875%, due 6/1/97......        360,908
      40,000  Public Service Electric & Gas
                Co., 7.125%, due 11/1/97.....         40,282
   1,115,000  Public Service Electric & Gas
                Co., 7.125%, due 11/1/97.....      1,124,331
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    660,000  Quebec Province, 8.74%, due
                7/21/97......................  $     665,770
     466,000  Sears Roebuck and Co., 9.25%,
                due 8/1/97...................        471,962
     830,000  Southern California Edison Co.,
                6.125%, due 7/15/97..........        830,936
     205,000  Texaco Capital, 9.00%, due
                11/15/97.....................        209,251
     190,000  U.S. Leasing International,
                Inc., 7.00%, due 11/1/97.....        191,383
     135,000  Union Electric Co., 5.50%, due
                3/1/97.......................        135,000
     937,000  Unisys Corp., 15.00%, due
                7/1/97.......................        964,938
     650,000  Virginia Electric & Power Co.,
                7.25%, due 3/1/97............        650,000
      85,000  WMX Technologies, 8.125%, due
                2/1/98.......................         86,500
   1,064,000  Wal-Mart Stores, Inc., 5.50%,
                due 9/15/97..................      1,063,000
     716,000  Waste Management, Inc. 6.375%,
                due 7/1/97...................        717,010
     115,000  Wisconsin Natural Gas, 6.125%,
                due 9/1/97...................        115,090
                                               -------------
Total Corporate Notes........................     57,517,297
                                               -------------
REPURCHASE AGREEMENTS (20.3%)
  19,973,319  The First Boston Corp., 5.38%,
                due 3/3/97, to be repurchased
                at 19,976,304 (d)............     19,973,319
                                               -------------
Total Investments (100.0%)...................  $  98,582,196
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  12              TRANS ADVISER FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing securities.

(b) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect.

(c) Aggregate cost for Federal tax purposes.

(d) The First Boston Corporation is a tri-party repurchase agreement collateralized by various Federal Gold Loan Mortgage Corporation 6.50% to 8.50%, due 11/1/21 to 2/1/27, Par $705,941 and by various Federal National Conventional Loan 6.00% to 9.00%, due 10/1/03 to 3/1/27, Par $24,865,226.

AMBAC      American Municipal Bond Assurance Corporation
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
GMAC       General Motors Acceptance Corporation
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SBA        Small Business Administration
TVA        Tennessee Valley Authority

                                       13              TRANS ADVISER FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  GROWTH/                      INTERMEDIATE
                                                   VALUE        AGGRESSIVE         BOND          KENTUCKY     MONEY MARKET
                                                   FUND        GROWTH FUND         FUND        TAX-FREE FUND      FUND
                                               -------------  --------------  ---------------  -------------  -------------
ASSETS:
  Investments (Note 2):
    Investments at cost......................  $  17,159,330   $  8,115,391    $  14,254,591   $  11,655,410  $  78,608,877
    Repurchase Agreements at cost............       --              --             1,955,394        --           19,973,319
    Net unrealized appreciation
      (depreciation).........................      3,469,550      1,277,867         (245,036)         40,442       --
                                               -------------  --------------  ---------------  -------------  -------------
      Total investments at value.............     20,628,880      9,393,258       15,964,949      11,695,852     98,582,196
  Interest, dividends and other receivables..         13,372          1,131          211,309         152,340      1,345,605
  Receivable for Fund shares issued..........         75,000         25,000               47        --             --
  Organization costs, net of amortization
    (Note 2).................................         22,760         22,760           22,760          22,760         22,760
                                               -------------  --------------  ---------------  -------------  -------------
Total Assets.................................     20,740,012      9,442,149       16,199,065      11,870,952     99,950,561
                                               -------------  --------------  ---------------  -------------  -------------
LIABILITIES:
  Dividends payable..........................       --              --                73,869          26,034        319,424
  Payable for securities purchased...........       --              --                48,161        --            1,873,737
  Payable for Fund shares redeemed...........         15,801          2,977           37,220        --             --
  Payable to Trans Financial.................         26,993        --              --              --                1,206
  Payable to other related parties...........         11,831         15,064           12,286          28,388         66,618
                                               -------------  --------------  ---------------  -------------  -------------
Total Liabilities............................         54,625         18,041          171,536          54,422      2,260,985
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSETS...................................  $  20,685,387   $  9,424,108    $  16,027,529   $  11,816,530  $  97,689,576
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

COMPONENTS OF NET ASSETS:
  Paid in capital............................  $  17,439,553   $  8,411,427    $  16,227,629   $  11,956,651  $  97,691,530
  Undistributed net investment income
    (loss)...................................        (90,354)       (63,130)        --              (173,707)      --
  Unrealized appreciation (depreciation) on
    investments..............................      3,469,550      1,277,867         (245,036)         40,442       --
  Accumulated net realized gain (loss).......       (133,362)      (202,056)          44,936          (6,856)        (1,954)
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSETS...................................  $  20,685,387   $  9,424,108    $  16,027,529   $  11,816,530  $  97,689,576
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

SHARES OF BENEFICIAL INTEREST................      1,554,603        755,681        1,625,149       1,155,557     97,691,530
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSET VALUE PER SHARE, AND REDEMPTION
  PRICE PER SHARE............................  $       13.31   $      12.47    $        9.86   $       10.23  $        1.00
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------
OFFERING PRICE PER SHARE, EXCEPT MONEY MARKET
  (NAV  DIVIDED BY (1 - 4.50%))..............  $       13.94   $      13.06    $       10.32   $       10.71  $        1.00
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

See Notes to Financial Statements.     14              TRANS ADVISER FUNDS, INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                     GROWTH/       AGGRESSIVE     INTERMEDIATE     KENTUCKY       MONEY
                                                      VALUE          GROWTH           BOND         TAX-FREE       MARKET
                                                       FUND           FUND            FUND           FUND          FUND
                                                   ------------  --------------  ---------------  -----------  ------------
INVESTMENT INCOME:
  Interest income................................  $     16,937   $      7,330     $   511,819     $ 432,568   $  2,402,069
  Dividend income................................        65,970          5,885         --             --            --
                                                   ------------  --------------  ---------------  -----------  ------------
Total Investment Income..........................        82,907         13,215         511,819       432,568      2,402,069
                                                   ------------  --------------  ---------------  -----------  ------------
EXPENSES:
  Investment advisory (Note 3)...................        89,000         39,197          28,976        28,478         85,174
  Administration (Note 3)........................        13,512         12,500          12,500        12,500         63,881
  Transfer agent (Note 3)........................        12,809         12,445          11,847        13,654         10,336
  Shareholder service (Note 3)...................        22,250          9,799          18,110        17,799        106,468
  Custody........................................           697            911           2,157           355          7,772
  Accounting (Note 3)............................        18,000         18,000          18,000        18,000         24,000
  Legal (Note 3).................................         9,767          6,568           9,468        11,320         12,402
  Registration...................................         2,632          2,476           1,943           280          3,054
  Audit..........................................         7,946          7,522           8,376         8,431          9,300
  Directors......................................           967            417             821           915          4,721
  Amortization of organization costs (Note 3)....         3,176          3,176           3,176         3,176          3,176
  Miscellaneous..................................         5,133          2,531           4,427         7,705         17,339
                                                   ------------  --------------  ---------------  -----------  ------------
Total Expenses...................................       185,889        115,542         119,801       122,613        347,623
  Expenses reimbursed and fees waived
    (Note 4).....................................       (12,628)       (39,197)        (58,242)      (62,115)       (70,760)
                                                   ------------  --------------  ---------------  -----------  ------------
Net Expenses.....................................       173,261         76,345          61,559        60,498        276,863
                                                   ------------  --------------  ---------------  -----------  ------------
NET INVESTMENT INCOME (LOSS).....................       (90,354)       (63,130)        450,260       372,070      2,125,206
                                                   ------------  --------------  ---------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments sold...      (133,362)      (201,524)         60,329        (4,068)        (1,928)
  Net change in unrealized appreciation
    (depreciation) on investments................     3,226,469      1,217,298          87,795       300,184        --
                                                   ------------  --------------  ---------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS....................................     3,093,107      1,015,774         148,124       296,116         (1,928)
                                                   ------------  --------------  ---------------  -----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................  $  3,002,753   $    952,644     $   598,384     $ 668,186   $  2,123,278
                                                   ------------  --------------  ---------------  -----------  ------------
                                                   ------------  --------------  ---------------  -----------  ------------

See Notes to Financial Statements.     15              TRANS ADVISER FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1996
AND THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

                                                        GROWTH/                   AGGRESSIVE                INTERMEDIATE
                                                         VALUE                      GROWTH                      BOND
                                                          FUND                       FUND                       FUND
                                               --------------------------  ------------------------  --------------------------
                                                  AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT        SHARES
                                               -------------  -----------  ------------  ----------  -------------  -----------
NET ASSETS--September 1, 1995(a).............  $    --                     $    --                   $    --
----------------------------------
                                               -------------               ------------              -------------
OPERATIONS:
  Net investment income (loss)...............        (50,747)                   (39,525)                   601,786
  Net realized gain (loss) on investments
    sold.....................................         89,352                     43,284                    (15,393)
  Net change in unrealized appreciation
    (depreciation) on investments............        243,081                     60,569                   (332,831)
                                               -------------               ------------              -------------
    Net Increase in Net Assets Resulting from
      Operations.............................        281,686                     64,328                    253,562
                                               -------------               ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................       --                          --                        (601,786)
                                               -------------               ------------              -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares.............................     15,471,301    1,408,416     7,269,024     668,440     14,919,014    1,491,710
  Reinvestment of distributions..............       --            --            --           --             13,886        1,404
  Redemption of shares.......................       (645,322)     (57,598)     (783,438)    (70,133)    (1,227,784)    (122,796)
                                               -------------  -----------  ------------  ----------  -------------  -----------
    Net Increase (Decrease) in Capital
      Transactions...........................     14,825,979    1,350,818     6,485,586     598,307     13,705,116    1,370,318
                                               -------------  -----------  ------------  ----------  -------------  -----------
                                                              -----------                ----------                 -----------
  Net Increase (Decrease) in Net Assets......     15,107,665                  6,549,914                 13,356,892
                                               -------------               ------------              -------------
NET ASSETS--August 31, 1996..................     15,107,665                  6,549,914                 13,356,892
-----------------------------
                                               -------------               ------------              -------------
OPERATIONS:
  Net investment income (loss)...............        (90,354)                   (63,130)                   450,260
  Net realized gain (loss) on investments....       (133,362)                  (201,524)                    60,329
  Net change in unrealized appreciation
    (depreciation) on investments............      3,226,469                  1,217,298                     87,795
                                               -------------               ------------              -------------
    Net Increase in Net Assets Resulting from
      Operations.............................      3,002,753                    952,644                    598,384
                                               -------------               ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................       --                          --                        (450,260)
  Net realized gain (loss) on investments
    sold.....................................        (44,429)                   (16,181)                  --
                                               -------------               ------------              -------------
    Total Distribution to Shareholders.......        (44,429)                   (16,181)                  (450,260)
                                               -------------               ------------              -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares.............................      4,624,904      361,307     2,810,182     230,029      3,603,774      361,955
  Reinvestment of distributions..............         10,879          875         4,532         376         10,125        1,023
  Redemption of shares.......................     (2,016,385)    (158,397)     (876,983)    (73,031)    (1,091,386)    (108,147)
                                               -------------  -----------  ------------  ----------  -------------  -----------
    Net Increase (Decrease) in Capital
      Transactions...........................      2,619,398      203,785     1,937,731     157,374      2,522,513      254,831
                                               -------------  -----------  ------------  ----------  -------------  -----------
                                                              -----------                ----------                 -----------
  Net Increase (Decrease) in Net Assets......      5,577,722                  2,874,194                  2,670,637
                                               -------------               ------------              -------------
NET ASSETS--February 28, 1997 (Unaudited)....  $  20,685,387               $  9,424,108              $  16,027,529
-----------------------------------------
                                               -------------               ------------              -------------
                                               -------------               ------------              -------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.     16              TRANS ADVISER FUNDS, INC.

FOR THE YEAR ENDED AUGUST 31, 1996
AND THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

                                                                                KENTUCKY                      MONEY
                                                                                TAX-FREE                      MARKET
                                                                                  FUND                         FUND
                                                                        -------------------------  ----------------------------
                                                                           AMOUNT       SHARES        AMOUNT         SHARES
                                                                        ------------  -----------  -------------  -------------
NET ASSETS--September 1, 1995(a)......................................  $    --                    $    --
                                                                        ------------               -------------
----------------------------------
OPERATIONS:
  Net investment income (loss)........................................       714,832                   2,473,468
  Net realized gain (loss) on investments sold........................        (2,788)                      2,494
  Net change in unrealized appreciation (depreciation)
    on investments....................................................      (259,742)                   --
                                                                        ------------               -------------
    Net Increase in Net Assets Resulting
      from Operations.................................................       452,302                   2,475,962
                                                                        ------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income...............................................      (828,883)                 (2,473,468)
                                                                        ------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares......................................................    28,751,437    2,814,888    446,620,681    446,620,681
  Reinvestment of distributions.......................................       559,139       57,538         84,304         84,304
  Redemption of shares................................................   (13,093,506)  (1,297,814)  (370,344,632)  (370,344,632)
                                                                        ------------  -----------  -------------  -------------
    Net Increase (Decrease) in Capital Transactions...................    16,217,070    1,574,612     76,360,353     76,360,353
                                                                        ------------  -----------  -------------  -------------
                                                                                      -----------                 -------------
  Net Increase (Decrease) in Net Assets...............................    15,840,489                  76,362,847
                                                                        ------------               -------------
NET ASSETS--August 31, 1996...........................................    15,840,489                  76,362,847
-----------------------------
                                                                        ------------               -------------
OPERATIONS:
  Net investment income (loss)........................................       372,070                   2,125,206
  Net realized gain (loss) on investments.............................        (4,068)                     (1,928)
  Net change in unrealized appreciation (depreciation)
    on investments....................................................       300,184                    --
                                                                        ------------               -------------
    Net Increase in Net Assets Resulting from
      Operations......................................................       668,186                   2,123,278
                                                                        ------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................................      (431,726)                 (2,125,206)
  Net realized gain (loss) on investments sold........................       --                           (2,520)
                                                                        ------------               -------------
    Total Distribution to Shareholders................................      (431,726)                 (2,127,726)
                                                                        ------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares......................................................       519,442       51,065    241,892,119    241,846,519
  Reinvestment of distributions.......................................       180,402       17,695        193,146        193,146
  Redemption of shares................................................    (4,960,263)    (487,815)  (220,754,088)  (220,708,488)
                                                                        ------------  -----------  -------------  -------------
    Net Increase (Decrease) in Capital Transactions...................    (4,260,419)    (419,055)    21,331,177     21,331,177
                                                                        ------------  -----------  -------------  -------------
                                                                                      -----------                 -------------
  Net Increase (Decrease) in Net Assets...............................    (4,023,959)                 21,326,729
                                                                        ------------               -------------
NET ASSETS--February 28, 1997 (Unaudited).............................  $ 11,816,530               $  97,689,576
-----------------------------------------
                                                                        ------------               -------------
                                                                        ------------               -------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.     17              TRANS ADVISER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Trans Adviser Funds, Inc. (the "Company") is an open-end management investment company incorporated under the laws of the State of Maryland. The Company currently consists of five operational non-diversified investment portfolios, the Growth/Value Fund, the Aggressive Growth Fund, the Intermediate Bond Fund, the Kentucky Tax-Free Fund, and the Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds, except for Money Market Fund, are offered at Net Asset Value ("NAV") plus a sales charge, currently 4.50% of NAV. The Money Market Fund is offered at NAV. The Funds commenced investment operations on the following dates:

Growth/Value Fund         September 29, 1995
Aggressive Growth Fund    September 29, 1995
Intermediate Bond Fund    October 3, 1995
Kentucky Tax-Free Fund    September 27, 1995
Money Market Fund         September 29, 1995

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates but are expected to be immaterial.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-All securities held by the Money Market Fund are valued utilizing the amortized cost method, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Securities, other than short-term, held by the other Funds (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Directors. Securities with a maturity of 60 days or less held by the Bond and Equity Funds are valued at amortized cost.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION-In all Funds other than the Kentucky Tax-Free Fund, if a fixed income investment is purchased at a premium, the premium is not amortized. The Kentucky Tax-Free Fund amortizes premium on fixed income investments to the maturity (or first call) date using the yield to maturity method. If a fixed income investment is purchased at a discount (other than original issue discount), the discount is not accreted. Original issue discount on fixed income investments is accreted daily using yield to maturity method.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income, if any, are declared daily and paid monthly for the Money Market Fund, the Kentucky Tax-Free Fund, and the Intermediate Bond Fund, and declared and paid annually for the Aggressive Growth Fund and the Growth/Value Fund. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS-The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the respective Fund's operations. Certain of these costs were paid by Forum Financial Services, Inc. and have been reimbursed by the respective Funds.

                                       18              TRANS ADVISER FUNDS, INC.

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Company accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REPURCHASE AGREEMENTS-The Aggressive Growth Fund, the Intermediate Bond Fund and the Money Market Fund may invest in repurchase agreements. Each Fund, through an agent bank under a tri-party agreement, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Fund may have difficulties with the disposition of such securities.

REALIZED GAIN AND LOSS-Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser of the Funds is Trans Financial Bank, N.A. (the "Adviser"). The Adviser receives a monthly advisory fee from the Growth/Value Fund and the Aggressive Growth Fund at an annual rate of 1.00% of the respective Fund's average daily net assets. The Adviser receives a monthly advisory fee from the Intermediate Bond Fund and the Kentucky Tax-Free Fund at an annual rate of 0.40% of the respective Fund's average daily net assets. The Adviser receives a monthly advisory fee from the Money Market Fund at an annual rate of 0.20% of the Fund's average daily net assets. Pursuant to a Sub - Advisory Agreement between the Adviser and Mastrapasqua and Associates, Inc. ("M&A") (the "Sub-Adviser"), the Adviser may delegate certain of its advisory responsibilities to the Sub-Adviser. For its services, M&A is paid by the Adviser as follows: with respect to the Aggressive Growth and the Growth/Value Funds, the Adviser (not the Fund) pays to M&A an annual fee, calculated daily and paid monthly, of 0.50% on the first $100 million of such Funds' combined average daily net assets plus 0.25% of such Funds' combined average daily net assets in excess of $100 million for its services, and, with respect to each other, the Adviser (not the Fund) pays M&A an annual fee, calculated on a daily basis and paid monthly, of 0.03% of average daily net assets for its services.

Effective October 24, 1996, the administrator of the Funds is Forum Administrative Services, LLC ("FAS") and for its services it receives a fee for each Fund equal to the greater of $25,000 per year or 0.15% of the annual average daily net assets of each Fund. Forum Financial Services, Inc. ("Forum") acts as the Company's distributor pursuant to a separate Distribution Agreement with the Company. Forum receives no compensation under that agreement. In addition, certain legal expenses were charged to the Company by FAS amounting to $1,931.

Prior to October 24, 1996, the administrator of the Funds was Forum, and for its services received a fee for each Fund equal to the greater of $25,000 per year or 0.15% of the annual average daily net assets of each Fund.

Forum Financial Corp. ("FFC"), an affiliate of FAS and Forum, serves as the Funds' transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus account and series charges. The Company has adopted a shareholder service plan under which the Company pays FAS a shareholder servicing fee at an annual rate of 0.25% of the daily net assets of each Fund. FAS may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers. FFC also serves as the Company's fund accountant and is compensated for those services at an amount of $36,000 per year per Fund plus certain amounts based upon the number and types of portfolio transactions within each Fund.

                                       19              TRANS ADVISER FUNDS, INC.

FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
The Adviser has voluntarily waived a portion of its fees and assumed certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. For the six months ended February 28, 1997, fees waived and expenses reimbursed were as follows:

                                                                  FEES WAIVED    EXPENSES REIMBURSED
                                                                 -------------  ----------------------
Growth/Value Fund..............................................    $  12,628          $       --
Aggressive Growth Fund.........................................       39,197                  --
Intermediate Bond Fund.........................................       28,976              29,266
Kentucky Tax-Free Fund.........................................       28,478              33,637
Money Market Fund..............................................       70,760                  --

NOTE 5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the six months ended February 28, 1997 were as follows:

                                                            COST OF PURCHASES    PROCEEDS FROM SALES
                                                            ------------------  ---------------------
Growth/Value Fund.........................................     $  6,225,001         $   3,240,579
Aggressive Growth Fund....................................        2,689,176             1,164,824
Intermediate Bond Fund....................................        5,640,333             3,374,356
Kentucky Tax-Free Fund....................................               --             4,519,568

For the period ended February 28, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for Federal income tax purposes were as follows:

                                                                                    NET APPRECIATION
                                  UNREALIZED APPRECIATION  UNREALIZED DEPRECIATION   (DEPRECIATION)
                                  -----------------------  -----------------------  -----------------
Growth/Value Fund...............       $   3,848,668             $   379,118          $   3,469,550
Aggressive Growth Fund..........           1,773,754                 495,887              1,277,867
Intermediate Bond Fund..........              30,934                 275,970               (245,036)
Kentucky Tax-Free Fund..........              77,419                  36,977                 40,442

NOTE 6. CONCENTRATION OF CREDIT RISK

The Kentucky Tax-Free Fund invests substantially all of its assets in debt obligations of issuers located in the state of Kentucky. The issuers' abilities to meet their obligations may be affected by Kentucky economic or political developments.

                                       20              TRANS ADVISER FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         GROWTH                  AGGRESSIVE               INTERMEDIATE
                                         VALUE                     GROWTH                     BOND
                                          FUND                      FUND                      FUND
SELECTED PER SHARE DATA AND     ------------------------  ------------------------  ------------------------
RATIOS FOR A                    SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
SHARE OUTSTANDING THROUGHOUT       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
THE PERIOD                      2/28/97(F)   8/31/96(A)   2/28/97(F)   8/31/96(A)   2/28/97(F)   8/31/96(A)
                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   11.18    $   10.00    $   10.95    $   10.00    $    9.75    $   10.00
                                -----------  -----------  -----------  -----------  -----------  -----------
Investment Operations
  Net Investment Income
    (Loss)....................       (0.06)       (0.06)(c)      (0.08)      (0.11)(c)       0.31       0.57(c)
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............        2.22         1.24         1.63         1.06         0.11        (0.25)
                                -----------  -----------  -----------  -----------  -----------  -----------
Total from Investment
  Operations..................        2.16         1.18         1.55         0.95         0.42         0.32
                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions from
  Net Investment Income.......       (0.03)      --            (0.03)      --            (0.31)       (0.57)
  Net Realized Gain on
    Investments...............      --           --           --           --           --           --
                                -----------  -----------  -----------  -----------  -----------  -----------
Total Distributions...........       (0.03)      --            (0.03)      --            (0.31)       (0.57)
                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of
  Period......................   $   13.31    $   11.18    $   12.47    $   10.95    $    9.86    $    9.75
                                -----------  -----------  -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------  -----------  -----------

Total Return(b)(e)............       42.67%       11.80%       30.53%        9.50%        8.79%        3.23%

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............   $  20,685    $  15,108    $   9,424    $   6,550    $  16,028    $  13,357
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver
    (e).......................        1.95%        1.95%        1.95%        1.95%        0.85%        0.68%
  Expenses excluding
    reimbursement/waiver
    (e).......................        2.09%        2.83%        2.95%        5.05%        1.65%        2.04%
  Net investment income (loss)
    including
    reimbursement/waiver
    (e).......................       (1.02)%      (0.62 )%      (1.61 )%      (1.26 )%       6.22%       6.31%
Average Commission Rate(d)....  $   0.0576   $   0.0700   $   0.0553   $   0.0800          N/A          N/A
Portfolio Turnover Rate.......       18.89%       21.12%       15.45%       15.70%       26.77%       12.38%
--------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b) Total return calculation does not include sales charges.

(c) Using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e) Annualized.

(f)  Unaudited.

                                       21              TRANS ADVISER FUNDS, INC.

--------------------------------------------------------------------------------

                                        KENTUCKY                   MONEY
                                        TAX-FREE                   MARKET
                                          FUND                      FUND
SELECTED PER SHARE DATA AND     ------------------------  ------------------------
RATIOS FOR A                    SIX MONTHS      YEAR      SIX MONTHS      YEAR
SHARE OUTSTANDING THROUGHOUT       ENDED        ENDED        ENDED        ENDED
THE PERIOD                      2/28/97(F)   8/31/96(A)   2/28/97(F)   8/31/96(A)
                                -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   10.06    $   10.00    $    1.00    $    1.00
                                -----------  -----------  -----------  -----------
Investment Operations
  Net Investment Income
    (Loss)....................        0.18         0.51(c)       0.03        0.05(c)
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............        0.25         0.06       --           --
                                -----------  -----------  -----------  -----------
Total from Investment
  Operations..................        0.43         0.57         0.03         0.05
                                -----------  -----------  -----------  -----------
Distributions from
  Net Investment Income.......       (0.26)       (0.51)       (0.03)       (0.05)
  Net Realized Gain on
    Investments...............      --           --           --           --
                                -----------  -----------  -----------  -----------
Total Distributions...........       (0.26)       (0.51)       (0.03)       (0.05)
                                -----------  -----------  -----------  -----------
Net Asset Value, End of
  Period......................   $   10.23    $   10.06    $    1.00    $    1.00
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------
Total Return(b)(e)............        8.90%        5.80%        5.11%        4.70%

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............   $  11,817    $  15,840    $  97,690    $  76,363
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver
    (e).......................        0.85%        0.82%        0.65%        0.65%
  Expenses excluding
    reimbursement/waiver
    (e).......................        1.72%        1.65%        0.82%        0.99%
  Net investment income (loss)
    including
    reimbursement/waiver
    (e).......................        5.23%        5.30%        4.99%        4.94%
Average Commission Rate(d)....         N/A          N/A          N/A          N/A
Portfolio Turnover Rate.......        0.00%      145.12%         N/A          N/A
--------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b) Total return calculation does not include sales charges.

(c) Using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e) Annualized.

(f)  Unaudited.

                                       22              TRANS ADVISER FUNDS, INC.

TRANS ADVISER FUNDS
P.O. Box 90001
Bowling Green, KY 42102-9001

ADVISER
Trans Financial Bank, N.A.
P.O. Box 90001
Bowling Green, KY 42102-9001

SUB-ADVISER
Mastrapasqua & Associates, Inc.
1801 West End Avenue
Nashville, TN 37203

DISTRIBUTOR
Forum Financial Services, Inc.-Registered Trademark-
Two Portland Square
Portland, ME 04101

TRANSFER AGENT
Forum Financial Corp.-Registered Trademark-
Two Portland Square
Portland, ME 04101

                               Table of Contents

                                                 Page
A Message to Our Shareholders...............           1
Schedule of Investments:
  Growth/Value Fund.........................           2
  Aggressive Growth Fund....................           4
  Intermediate Bond Fund....................           6
  Kentucky Tax-Free Fund....................           8
  Money Market Fund.........................          10
Statements of Assets and Liabilities........          14
Statements of Operations....................          15
Statements of Changes in Net Assets.........          16
Notes to Financial Statements...............          18
Financial Highlights........................          21

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE TRANS ADVISER FUNDS, INC. PROSPECTUS.

                                     [LOGO]

                               GROWTH/VALUE FUND
                             AGGRESSIVE GROWTH FUND
                             INTERMEDIATE BOND FUND
                             KENTUCKY TAX-FREE FUND
                               MONEY MARKET FUND

                               SEMI ANNUAL REPORT
                               FEBRUARY 28, 1997

                                NOT FDIC INSURED